Capital and financial risk management - Market risk - Interest rate management (Details) - Interest rate risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Capital and financial risk management
Period for interest rate switching (in years)	6 years
Percentage of reasonably possible increase in risk assumption	1.00%
Increase in profit before tax due to reasonably possible increase in designated risk component	€ 695	€ 399